RESQ DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.9%
	EQUITY - 92.9%
49,500	Amplify Transformational Data Sharing ETF	$ 1,755,765
9,300	Communication Services Select Sector SPDR Fund	796,638
4,900	Consumer Discretionary Select Sector SPDR Fund	893,760
6,600	Consumer Staples Select Sector SPDR Fund	505,428
3,750	Energy Select Sector SPDR Fund	341,813
26,200	Financial Select Sector SPDR Fund	1,077,082
45,500	Global X Blockchain ETF	2,319,135
7,063	Health Care Select Sector SPDR Fund	1,029,432
5,900	Industrial Select Sector SPDR Fund	719,033
66,400	Invesco China Technology ETF	2,227,056
84,900	iShares China Large-Cap ETF	2,206,551
28,000	iShares MSCI ACWI ETF	3,147,199
2,100	iShares US Utilities ETF	184,548
85,000	KraneShares Bosera MSCI China A 50 Connect Index ETF	1,850,450
2,200	Materials Select Sector SPDR Fund	194,282
4,800	Real Estate Select Sector SPDR Fund	184,368
13,800	SPDR S&P Oil & Gas Exploration & Production ETF	2,007,486
11,600	Technology Select Sector SPDR Fund	2,624,268
100,200	Valkyrie Bitcoin Miners ETF	2,121,234
48,000	VanEck Gold Miners ETF	1,628,640
3,300	VanEck Oil Services ETF	1,043,394
4,400	Vanguard S&P 500 ETF	2,200,572
		31,058,134
	SPECIALTY - 5.0%
71,600	ProShares Ultra VIX Short-Term Futures ETF(a)	1,685,464

	TOTAL EXCHANGE-TRADED FUNDS (Cost $32,816,461)	32,743,598

RESQ DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
SHORT-TERM INVESTMENTS — 2.1%
MONEY MARKET FUNDS - 2.1%
699,108	First American Government Obligations Fund, Class X, 5.23% (Cost $699,108)(b)	$ 699,108

	TOTAL INVESTMENTS - 100.0% (Cost $33,515,569)	$ 33,442,706
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	600
	NET ASSETS - 100.0%	$ 33,443,306

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

RESQ STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 93.5%
	FIXED INCOME - 88.8%
50,000	Direxion Daily 20 Year Plus Treasury Bull 3x Shares	$ 2,425,000
52,000	iShares 20+ Year Treasury Bond ETF	4,772,560
57,000	iShares Preferred and Income Securities ETF	1,798,350
195,000	SPDR Portfolio Long Term Treasury ETF	5,307,900
72,000	Vanguard Extended Duration Treasury ETF	5,285,520
83,000	Vanguard Long-Term Treasury ETF	4,787,440
		24,376,770
	SPECIALTY - 4.7%
55,000	ProShares Ultra VIX Short-Term Futures ETF(a)	1,294,700

	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,024,978)	25,671,470

	SHORT-TERM INVESTMENTS — 6.4%
	MONEY MARKET FUNDS - 6.4%
1,764,154	First American Government Obligations Fund, Class X, 5.23% (Cost $1,764,154)(b)	1,764,154

	TOTAL INVESTMENTS - 99.9% (Cost $28,789,132)	$ 27,435,624
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	22,302
	NET ASSETS - 100.0%	$ 27,457,926

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of June 30, 2024.